UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 4600 East West Highway, Suite 630
         Bethesda, MD  20814

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     President & CEO
Phone:     301-657-9831

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Bethesda, MD     August 06, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $76,666 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1693    28172 SH       SOLE                    21209        0     6963
ABBOTT LABS                    COM              002824100     2332    49569 SH       SOLE                    40645        0     8924
AES CORP                       COM              00130H105     2624   226016 SH       SOLE                   181785        0    44231
ALTERA CORP                    COM              021441100     2380   146087 SH       SOLE                   122662        0    23425
AMGEN INC                      COM              031162100     1661    31382 SH       SOLE                    23738        0     7644
APOLLO GROUP INC               CL A             037604105     2350    33043 SH       SOLE                    26392        0     6651
APPLE INC                      COM              037833100     2660    18673 SH       SOLE                    15623        0     3050
ARCHER DANIELS MIDLAND CO      COM              039483102     2706   101095 SH       SOLE                    84670        0    16425
AT&T INC                       COM              00206R102     2482    99914 SH       SOLE                    83918        0    15996
BANK OF AMERICA CORPORATION    COM              060505104      203    15383 SH       SOLE                    15383        0        0
BARRICK GOLD CORP              COM              067901108     1752    52223 SH       SOLE                    39467        0    12756
BB&T CORP                      COM              054937107     2009    91395 SH       SOLE                    72554        0    18841
BUCKLE INC                     COM              118440106      408    12831 SH       SOLE                    12831        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     2617    50182 SH       SOLE                    42185        0     7997
CHEVRON CORP NEW               COM              166764100     2203    33248 SH       SOLE                    27409        0     5839
CHUBB CORP                     COM              171232101     2441    61219 SH       SOLE                    51463        0     9756
COACH INC                      COM              189754104     2308    85850 SH       SOLE                    68682        0    17168
E M C CORP MASS                COM              268648102     2778   212053 SH       SOLE                   179054        0    32999
EXXON MOBIL CORP               COM              30231G102     1926    27555 SH       SOLE                    22029        0     5526
GENERAL ELECTRIC CO            COM              369604103     2111   180095 SH       SOLE                   147456        0    32639
GENERAL MLS INC                COM              370334104     2310    41241 SH       SOLE                    33507        0     7734
INTERNATIONAL BUSINESS MACHS   COM              459200101     2609    24983 SH       SOLE                    21362        0     3621
ISHARES COMEX GOLD TR          ISHARES          464285105     1171    12833 SH       SOLE                    12833        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176     1368    13464 SH       SOLE                    13464        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107     2402    57063 SH       SOLE                    48266        0     8797
JOHNSON & JOHNSON              COM              478160104     2620    46119 SH       SOLE                    38872        0     7247
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     2520    37181 SH       SOLE                    30595        0     6586
LIFE TECHNOLOGIES CORP         COM              53217V109      847    20297 SH       SOLE                    20297        0        0
MARSH & MCLENNAN COS INC       COM              571748102     2101   104367 SH       SOLE                    83226        0    21141
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     2678    88522 SH       SOLE                    73862        0    14660
NORTHROP GRUMMAN CORP          COM              666807102     2204    48247 SH       SOLE                    40113        0     8134
PROCTER & GAMBLE CO            COM              742718109     2202    43097 SH       SOLE                    35541        0     7556
STRYKER CORP                   COM              863667101     2563    64496 SH       SOLE                    53688        0    10808
TARGET CORP                    COM              87612E106     2482    62892 SH       SOLE                    53047        0     9845
TIDEWATER INC                  COM              886423102     2541    59277 SH       SOLE                    49763        0     9514
WELLS FARGO & CO NEW           COM              949746101     2404    99080 SH       SOLE                    82194        0    16886